Consolidated Statements of Operations and Comprehensive Income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 500,374	$ 719,067
Project costs	139,452	277,646
Equipment costs	177,532	243,427
Cost, Depreciation	89,008	101,582
Gross profit	94,382	96,412
General and administrative expenses	24,102	36,898
Loss (gain) on disposal of property, plant and equipment	757	(31)
Amortization of intangible assets	578	711
Operating income	68,945	58,834
Interest expense, net	18,681	21,623
Equity earnings in affiliates and joint ventures	(5,942)	(2,780)
Net realized and unrealized gain on derivative financial instruments	(4,266)	0
Income before income taxes	60,472	39,991
Current income tax expense	0	13
Deferred income tax expense	11,264	2,845
Net income and comprehensive income	49,208	37,133
Net income and comprehensive income	49,208	37,133
Net income attributable to noncontrolling interest	0	(255)
Net income and comprehensive income available to shareholders	49,208	36,878
Net income and comprehensive income available to shareholders	$ 49,208	$ 36,878
Per share information
Basic net income per share (in CAD per share)	$ 1.75	$ 1.45
Diluted net income per share (in CAD per share)	$ 1.60	$ 1.23